Financial Instruments / Risk Management - Schedule of Net Debt of Liabilities (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Net debt beginning balance	SFr (123,082)	SFr (114,272)
Cashflows	200	(1,825)
Interest calculated on Series B & C shares	(1,266)	(6,343)
Issuance of warrants	(2,136)
Fair value (gain)/loss on warrant liability	(3,431)
Exercise of public and private warrants	197
Addition of US lease	(118)
Transaction costs		54
Interests on lease liabilities	(42)	(45)
Indexation for the period	(47)	(70)
FX revaluation	(1,052)	(580)
Conversion of Legacy Oculis preferred shares into Oculis ordinary shares	124,802
Net debt ending balance	(5,975)	(123,082)
Leasing
Disclosure Of Financial Instruments [Line Items]
Net debt beginning balance	(633)	(770)
Cashflows	200	204
Addition of US lease	(118)
Interests on lease liabilities	(42)	(45)
Indexation for the period	(47)	(70)
FX revaluation	35	48
Net debt ending balance	(605)	(633)
Warrant Liabilities
Disclosure Of Financial Instruments [Line Items]
Issuance of warrants	(2,136)
Fair value (gain)/loss on warrant liability	(3,431)
Exercise of public and private warrants	197
Net debt ending balance	(5,370)
Preference Shares
Disclosure Of Financial Instruments [Line Items]
Net debt beginning balance	(122,449)	(113,502)
Cashflows		(2,030)
Interest calculated on Series B & C shares	(1,266)	(6,343)
Transaction costs		54
FX revaluation	(1,087)	(628)
Conversion of Legacy Oculis preferred shares into Oculis ordinary shares	SFr 124,802
Net debt ending balance		SFr (122,449)